Other Assets - Estimated Amortization Expense of Computer Software (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014
Schedule Of Other Assets [Line Items]
2015	¥ 461
2016	391
2017	381
2018	381
2019	377
Computer software [Member]
Schedule Of Other Assets [Line Items]
2015	2,350
2016	1,335
2017	907
2018	549
2019	¥ 133